VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—2.5%
Comcast Corp. Class A	253,570	$ 10,592
Walt Disney Co. (The)	55,192	5,309
		15,901

Consumer Discretionary—3.6%
Best Buy Co., Inc.	43,397	4,483
Ford Motor Co.	211,422	2,233
Home Depot, Inc. (The)	15,757	6,385
Rollins, Inc.	68,357	3,457
Starbucks Corp.	58,430	5,696
		22,254

Consumer Staples—3.4%
Constellation Brands, Inc. Class A	23,247	5,991
Keurig Dr Pepper, Inc.	181,653	6,808
Tyson Foods, Inc. Class A	137,651	8,198
		20,997

Energy—7.7%
Chevron Corp.	62,615	9,221
EOG Resources, Inc.	56,232	6,913
Exxon Mobil Corp.	76,972	9,023
ONEOK, Inc.	70,569	6,431
Ovintiv, Inc.	151,669	5,810
Schlumberger N.V.	68,970	2,893
TC Energy Corp.	165,084	7,850
		48,141

Financials—22.4%
Allstate Corp. (The)	27,481	5,212
Bank of America Corp.	567,616	22,523
Capital One Financial Corp.	34,869	5,221
Citigroup, Inc.	140,537	8,798
Commerce Bancshares, Inc.	97,883	5,814
Intercontinental Exchange, Inc.	28,551	4,586
Jack Henry & Associates, Inc.	36,562	6,455
JPMorgan Chase & Co.	27,243	5,744
MarketAxess Holdings, Inc.	26,600	6,815
Mastercard, Inc. Class A	19,516	9,637
MetLife, Inc.	66,447	5,481
Morgan Stanley	65,851	6,864
MSCI, Inc. Class A	20,208	11,780
Nasdaq, Inc.	33,928	2,477
	Shares	Value

Financials—continued
PNC Financial Services Group, Inc. (The)	67,435	$ 12,465
Truist Financial Corp.	274,327	11,733
U.S. Bancorp	162,428	7,428
		139,033

Health Care—13.4%
Abbott Laboratories	55,441	6,321
Agilent Technologies, Inc.	76,989	11,431
Medtronic plc	75,576	6,804
Teleflex, Inc.	49,407	12,219
Thermo Fisher Scientific, Inc.	24,769	15,322
UnitedHealth Group, Inc.	31,155	18,216
Zoetis, Inc. Class A	65,620	12,821
		83,134

Industrials—11.7%
Genpact Ltd.	168,807	6,619
Honeywell International, Inc.	60,432	12,492
L3Harris Technologies, Inc.	53,458	12,716
MonotaRO Co., Ltd. Unsponsored ADR	441,514	7,360
RB Global, Inc.	99,488	8,008
Stanley Black & Decker, Inc.	116,526	12,833
TransUnion	117,856	12,339
		72,367

Information Technology—6.0%
Apple, Inc.	26,615	6,201
Intuit, Inc.	35,411	21,990
Microsoft Corp.	14,058	6,049
Salesforce, Inc.	10,145	2,777
		37,017

Materials—4.9%
Air Products & Chemicals, Inc.	33,955	10,110
Ball Corp.	130,444	8,858
FMC Corp.	85,800	5,658
Pan American Silver Corp.	265,837	5,548
		30,174

Real Estate—14.7%
Alexandria Real Estate Equities, Inc.	183,517	21,793
Crown Castle, Inc.	134,239	15,925
	Shares	Value

Real Estate—continued
Equinix, Inc.	11,299	$ 10,029
Invitation Homes, Inc.	155,274	5,475
Mid-America Apartment Communities, Inc.	44,580	7,084
Prologis, Inc.	49,330	6,229
Rexford Industrial Realty, Inc.	370,791	18,654
Sun Communities, Inc.	44,495	6,014
		91,203

Utilities—9.1%
American Water Works Co., Inc.	47,766	6,985
Eversource Energy	308,672	21,005
NextEra Energy, Inc.	267,413	22,605
UGI Corp.	226,892	5,677
		56,272

Total Common Stocks (Identified Cost $506,626)		616,493

Total Long-Term Investments—99.4% (Identified Cost $506,626)		616,493

TOTAL INVESTMENTS—99.4% (Identified Cost $506,626)		$616,493
Other assets and liabilities, net—0.6%		3,984
NET ASSETS—100.0%		$620,477

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Country Weightings†
United States	93%
Canada	4
Japan	1
Ireland	1
Bermuda	1
Total	100%
† % of total investments as of September 30, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$616,493	$616,493
Total Investments	$616,493	$616,493
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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